SHAREHOLDERS' CAPITAL - Summary of Shareholders' Capital (Details) - CAD shares in Thousands, CAD in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of year	CAD 4,815.1
Balance, end of year	CAD 4,829.7	[1]	CAD 4,815.1
Common Shares
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period (in shares)	547,709		543,033
Share based compensation (non-cash exercised) (in shares)	4,537		4,676
Balance, end of period (in shares)	552,246		547,709
Balance, beginning of year	CAD 4,815.1		CAD 4,797.0
Share based compensation (non-cash exercised)	14.6		18.1
Balance, end of year	CAD 4,829.7		CAD 4,815.1

[1]	See Notes 2 and 14.